RELATED PARTY TRANSACTIONS (Details) - USD ($)							3 Months Ended								12 Months Ended
	Jan. 24, 2018	Nov. 29, 2017	Nov. 28, 2017	Oct. 31, 2017	Oct. 05, 2017	Feb. 23, 2017	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Apr. 02, 2015	Jan. 31, 2015	Dec. 31, 2014	Aug. 09, 2010
Related Party Transaction [Line Items]
Noncurrent asset recorded in Due from iHeartCommunications							$ 211,990,000	$ 1,067,600,000			$ 885,701,000				$ 211,990,000	$ 885,701,000
Fixed interest rate		9.30%	6.50%
Net interest income															0	0	$ 0
Corporate expenses							38,465,000	35,333,000	$ 35,340,000	$ 34,540,000	31,436,000	$ 28,103,000	$ 29,673,000	$ 28,224,000	143,678,000	117,436,000	116,523,000
Selling, general and administrative expenses (excludes depreciation and amortization)							128,616,000	$ 128,539,000	$ 126,117,000	$ 115,941,000	$ 126,889,000	$ 126,164,000	$ 135,567,000	$ 126,801,000	499,213,000	515,421,000	527,821,000
Approved purchase amount under stock repurchase program																					$ 100,000,000
Special dividend declared				$ 25,000,000	$ 25,000,000	$ 282,500,000
Subsequent event
Related Party Transaction [Line Items]
Special dividend declared	$ 30,000,000
iHeartCommunications
Related Party Transaction [Line Items]
Face amount of revolving promissory note		$ 1,000,000,000.0					$ 1,000,000,000.0								1,000,000,000.0
Loss recognized on Due from iHeartCommunications Note															855,600,000
Net interest income															68,900,000	50,300,000	61,400,000
Revenue for advertisements															6,900,000	3,500,000	2,700,000
Aggregate amount available under program																				$ 34,200,000
Class A common stock purchased (in shares)																		2,172,946	2,000,000
Class A common stock purchased, value																		$ 22,200,000	$ 20,400,000
iHeartCommunications' collective holdings (as a percent)																		90.00%
Maximum
Related Party Transaction [Line Items]
Fixed interest rate		20.00%
Corporate Services Agreement | iHeartCommunications
Related Party Transaction [Line Items]
Corporate expenses															68,700,000	36,000,000	30,100,000
License Fee | Affiliated Entity
Related Party Transaction [Line Items]
Corporate expenses															36,800,000
Employee Matters Agreement | iHeartCommunications | Selling, general and administrative expenses
Related Party Transaction [Line Items]
Selling, general and administrative expenses (excludes depreciation and amortization)															$ 9,500,000	$ 9,400,000	$ 10,700,000
iHeartCommunications, Inc.
Related Party Transaction [Line Items]
Special dividend declared						$ 254,000,000
Dividend payment (as a percent)						89.90%
Public Stockholders
Related Party Transaction [Line Items]
Special dividend declared						$ 28,500,000
Dividend payment (as a percent)						10.10%